Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	September 30, 2020	December 31, 2019
Accounts payable	$946,153	$923,808
Accrued expenses	569,471	417,302
Others	26,658	34,474
	$1,542,282	$1,375,584

	December 31, 2019	December 31, 2018
Accounts payable	$923,808	$181,262
Accrued expenses	$417,302	$70,493
Others	$34,474	$12,436
	$1,375,584	$264,191